Consolidated Statement of Cash Flows - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Cash flows from operating activities
Profit before taxation		R 682,083	R 696,048	R 616,683
Adjustments		583,734	448,804	339,630
Depreciation on property, plant and equipment		458,281	372,936	282,976
Amortization of capitalized commission assets		64,566	46,957	31,262
Amortization of intangible assets		39,078	25,856	12,786
Capitalized commission assets written off		15,301
Profit on disposal of property, plant and equipment		(1,150)	(1,191)	(748)
Finance income		(6,083)	(4,358)	(2,592)
Finance costs		12,331	9,302	16,831
Provision for warranties charge		904	(698)	(885)
Fair value changes to derivative assets		506
Working capital adjustments
Inventories		(25,369)		55,380
Trade and other receivables and prepayments		(52,053)	(78,625)	(36,778)
Trade and other payables		(11,677)	115,179	15,671
Deferred revenue		78,130	43,227	128,405
Capitalized commission assets		(112,639)	(95,999)	(64,437)
Cash generated from operating activities		1,142,209	1,128,634	1,054,554
Interest received		6,083	4,358	2,592
Interest paid		(14,061)	(7,254)	(9,323)
Income tax paid		(202,525)	(187,887)	(146,599)
Net cash generated from operating activities		931,706	937,851	901,224
Cash flows from investing activities
Purchase of property, plant and equipment		(552,634)	(478,036)	(388,723)
Purchase of property, plant and equipment – Telematics devices		(457,241)	(375,609)	(369,156)
Purchase of property, plant and equipment – Equipment on hand	[1]	(42,962)	(69,768)
Purchase of property, plant and equipment - Other		(52,431)	(32,659)	(19,567)
Proceeds on disposal of property, plant and equipment		4,840	14,362	6,532
Investment in intangible assets		(43,816)	(45,630)	(34,245)
Acquisition of subsidiary, net of cash acquired		(66,607)
Advances of loans to related party			(8,400)	(11,000)
Repayment of loans from related party			13
Net cash utilized by investing activities		(658,217)	(517,691)	(427,436)
Cash flows from financing activities
Proceeds from related parties loans			857,367
Repayment of related parties loans		(845,003)	(1,512)
Cash transferred from/(to) restricted cash	[2]	834,543	(857,216)
Acquiring interest in subsidiaries without change in control		(66,386)	(11,559)
Net proceeds from issuance of share capital	[3]	450,727		10
Proceeds from term loans obtained		110,000
Repayment of term loans		(101,708)	(8,247)	(217,815)
Payments of lease liabilities		(47,201)	(46,751)	(58,417)
Dividends paid			(418,094)	(92,008)
Net cash generated from/(utilized by) financing activities		334,972	(486,012)	(368,230)
Net increase/(decrease) in cash and cash equivalents		608,461	(65,852)	105,558
Cash and cash equivalents at the beginning of the year		76,098	146,591	38,144
Effect of exchange rate changes on cash and cash equivalents		33,467	(4,641)	2,889
Cash and cash equivalents at the end of the year		R 718,026	R 76,098	R 146,591

[1]	The Group has capitalized telematics devices designated for installation in customer vehicles which were historically accounted for as inventory. During the financial year ended February 28, 2021, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services, and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts is not material.
[2]	On December 29, 2020, the Group received ZAR 882.4 million (USD58.5 million) from a related party - Orient Victoria Pte Ltd for the sole purpose of facilitating the Company’s acquisition of the remaining interest in Cartrack Holdings Proprietary Limited. The loan was fully repaid on April 22, 2021.
[3]	On April 21, 2021 Karooooo bought out all of the minority shareholders of Cartrack and delisted Cartrack from Johannesburg Stock Exchange (“JSE”). In terms of the reinvestment offer, investors who elected to remain invested in Cartrack received 1 Karooooo ordinary share for every 10 Cartrack ordinary shares owned on the JSE prior to the finalization of the reinvestment offer. Karooooo concluded an inward secondary listing on the JSE on April 21, 2021 and issued 9,410,712 ordinary shares of ZAR 3,952 million to eligible Cartrack shareholders who opted to reinvest the proceeds of sale of their Cartrack shares into Karooooo. Included in the net proceeds from issuance of share capital are transaction costs of ZAR 49.2 million. See Note 1 for details.